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                              EXCELSIOR FUNDS, INC.
                                (the "Company")

                             Emerging Markets Fund

   Supplement dated January 30, 2003 to the Prospectus dated August 1, 2002

   On page 13 of the Company's International Funds Prospectus, the performance provided beneath the Emerging Markets Fund's bar chart for the six-month period ended June 30, 2002 is revised to be 5.47%.

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                          Drinker Biddle and Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996
                            Telephone: (215) 988-2700
                               Fax: (215) 988-2757

                                January 30, 2003



VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

              Re:   Excelsior Funds, Inc. (the "Company")
                    (Registration Nos. 2-92665; 811-4088)

Ladies and Gentlemen:

              Pursuant to Rule 497 (e) of the Securities Act of 1933, attached for filing on behalf of the Company is the Supplement dated January 30, 2003 to the Company's International Funds Prospectus dated August 1, 2002.

              Should you have any questions, please contact me at (215)988-2826.

                                Very truly yours,

                              /s/ Jonathan Kopcsik

                                Jonathan Kopcsik

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